Provisions	12 Months Ended
Mar. 31, 2022
Provisions [Abstract]
Provisions
32)	PROVISIONS

	As at March 31
Particulars	2021	2022
Provision for litigations	30,800	—
	30,800	—
Movement of provision
Opening Balance	30,800	30,800
Provided during the year	—	8,404
Reversed during the year*	—	(3,704)
Utilized during the year*	—	(35,500)
Closing Balance	30,800	—

*The Company had provided for certain arbitral awards amounting to USD 39,204 while continuing to seek legal recourse in its dispute with former shareholders of Hotel Travel Group (HT). On February 15, 2022, the Company and former shareholders of HT have entered into a full and final settlement of all outstanding disputes including withdrawal of all proceedings for a settlement amount of USD 35,500 to be paid to the former shareholders of HT over a period of 18 months ending on September 1, 2023. The excess provision of USD 3,704 has been reversed and the unpaid settlement amount has been reclassified as a financial liability.